SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 1,058,633
Derivative liability issued with convertible debentures	0	$ 1,217,650
Change in fair value		(159,017)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 893,925	$ 1,058,633